INVENTORIES	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4 - INVENTORIES

Components of inventories are as follows:

	June 30,
	2011	2012

Raw materials	$8,470,007	$7,630,420
Work in progress	4,776,610	5,242,369
Finished goods	14,660,932	13,869,692
Low value consumables	65,051	2,744

	$27,972,600	$26,745,225